Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues		$ 284	$ 461
Cost of revenues		(72)	(101)
Gross profit		212	360
Research and development expenses		1,575	938
Sales, marketing and distribution		326	491
General and administrative expenses		3,198	2,109
Other income			(465)
Operating loss		(4,887)	(2,713)
Equity losses of an associate			312
Finance income		(6)	(644)
Finance expenses		1,170	1,058
Loss on impairment of loans			5,973
Loss before income taxes		(6,051)	(9,412)
Net loss and total comprehensive loss		(6,051)	(9,412)
Attributable To [Abstract]
Equity holders of the Company		(5,371)	(9,328)
Non-controlling interests		(680)	(84)
Net loss and total comprehensive loss		$ (6,051)	$ (9,412)
Basic loss per ordinary share attributable to equity holders of the Company (in Dollars per share)	[1]	$ (9.7)	$ (159.87)
Diluted loss per ordinary share attributable to equity holders of the Company (in Dollars per share) (in Dollars per share)	[1]	$ (9.7)	$ (159.87)

[1]	Share and per share data in these consolidated financial statements have been retrospectively adjusted, for all periods presented, to reflect a number of shares that is equivalent to the number of shares of the Company after the Fifth Reverse Share Split (as defined in note 1a)